DEFERRED GOVERNMENT GRANT (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred government grant
Beginning	$ 555,000	3,360,000
Received	3,469,000	21,000,000	3,360,000
Ending	4,024,000	24,360,000	3,360,000
Recognize in one year	$ 4,024,000	24,360,000